Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Redeemable [Member]
Schedule of Basic and Diluted Net (Loss) Income Per Common Share [Line Items]
Diluted weighted average shares outstanding	7,511,529
Diluted net (loss) income per common share	$ (0.10)
Class A Non-Redeemable [Member]
Schedule of Basic and Diluted Net (Loss) Income Per Common Share [Line Items]
Diluted weighted average shares outstanding	5,603,340
Diluted net (loss) income per common share	$ (0.10)
Class B [Member]
Schedule of Basic and Diluted Net (Loss) Income Per Common Share [Line Items]
Diluted weighted average shares outstanding	1,584,160	7,187,500
Diluted net (loss) income per common share	$ (0.10)	$ 0.27
Class A [Member]
Schedule of Basic and Diluted Net (Loss) Income Per Common Share [Line Items]
Diluted weighted average shares outstanding		28,750,000
Diluted net (loss) income per common share		$ 0.27